Others, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Others, Net [Line Items]
Impairment losses on long-term investments	¥ 43,740	$ 6,161	¥ 10,300	¥ 7,000
April 2019 To December 2022 [Member] | Production Services [Member]
Others, Net [Line Items]
Percentage of additional credit available	10.00%	10.00%
October 2019 to December 2022 [Member] | Daily life services [Member]
Others, Net [Line Items]
Percentage of additional credit available	15.00%	15.00%
January 2023 To December 2023 [Member] | Production Services [Member]
Others, Net [Line Items]
Percentage of additional credit available	5.00%	5.00%
January 2023 To December 2023 [Member] | Daily life services [Member]
Others, Net [Line Items]
Percentage of additional credit available	10.00%	10.00%